Restatement Of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of Restatement of Previously Issued Financial Statements
The unaudited condensed combined financial statements as of September 30, 2021 and the three and nine months ended September 30, 2021 have been restated to conform with the prior 2021 quarters as follows:
UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Operating expenses
Research and development	$(2,805,955)	$—	$(2,805,955)	$(6,636,418)	$—	$(6,636,418)
General and administrative	(515,354)	(423,752)	(939,106)	(1,272,764)	(1,992,848)	(3,265,612)

Operating loss	(3,321,309)	(423,752)	(3,745,061)	(7,909,182)	(1,992,848)	(9,902,030)

Financial and foreign exchange gain, net	(14,041)	—	(14,041)	(57,914)	—	(57,914)

Loss before income taxes	(3,335,350)	(423,752)	(3,759,102)	(7,967,096)	(1,992,848)	(9,959,944)

Income tax benefit (expenses)	—	—	—	—	—	—

Net loss	$(3,335,350)	$(423,752)	$(3,759,102)	$(7,967,096)	$(1,992,848)	$(9,959,944)

Net loss per share basic and diluted	(0.02)	—	(0.02)	(0.04)	—	(0.05)
Weighted-average number of shares outstanding – basic and diluted	220,000,000	—	220,000,000	220,000,000	—	220,000,000

UNAUDITED CONDENSED COMBINED STATEMENTS OF CASH FLOWS

	Nine Months Ended September 30, 2021
	As Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(7,967,096)	$(1,992,848)	$(9,959,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software	65,835	—	65,835
Long-term incentive plan expense	111,731	—	111,731
Changes in operating assets and liabilities:
Other assets	(3,959)	(2,979,062)	(2,983,021)
Accounts payable	(586,231)	—	(586,231)
Related party payables	—	4,971,910	4,971,910
Other payables	921,084	—	921,084

Net cash used in operating activities	(7,458,636)	—	(7,458,636)

Cash flows from financing activities:
Transfer from Parent	7,104,583	—	7,104,583
Gross capital contribution	15,000,000	—	15,000,000

Net cash provided by financing activities	22,104,583	—	22,104,583

Increase (decrease) in cash and cash equivalents	14,645,947	—	14,645,947

Cash and cash equivalents at the beginning of the period	—	—	—

Cash and cash equivalents at the end of the period	$14,645,947	$—	$14,645,947

Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	$2,790,336	$—	$2,790,336

2. Restatement of Previously Reported Financial Statements
The Combined Financial Statements for the year ended December 31, 2021 and related disclosures have been restated in accordance with the changes described below.

	As of December 31, 2021	Restatement Adjustments	As of December 31, 2021 As Restated
Assets
Current:
Cash and equivalents	$14,376,523	$—	$14,376,523
Related party receivable	220,000	—	220,000
Other current assets	21,140	6,253,257	6,274,397

Total current assets	14,617,663	6,253,257	20,870,920

Capitalized software, net	699,753	—	699,753

Total assets	$15,317,416	$6,253,257	$21,570,673

Liabilities and Net Parent Equity
Current:
Accounts payable	$877,641	$—	$877,641
Related party payable (i)	—	8,642,340	8,642,340
Derivative financial instruments	32,226	—	32,226
Other payables	616,156	—	616,156

Total current liabilities	1,526,023	8,642,340	10,168,363

Other noncurrent payables	702,921	—	702,921

Total liabilities	2,228,944	8,642,340	10,871,284

Net parent equity
Net parent investment	13,120,698	(2,389,083)	10,731,615
Accumulated other comprehensive income/ (loss)	(32,226)	—	(32,226)

Total net parent equity	13,088,472	(2,389,083)	10,699,389

Total liabilities and net parent equity	$15,317,416	$6,253,257	$21,570,673

(i)	The Related party payable recognized will be paid to ERJ and EAH upon the Closing of the transaction with Zanite.

	Year Ended December 31,
	2021	Restatement	2021
	As Reported	Adjustments	As Restated
Operating expenses
Research and development	$(13,279,780)	$—	$(13,279,780)
General and administrative	(2,509,859)	(2,389,083)	(4,898,942)
Operating loss	(15,789,639)	(2,389,083)	(18,178,722)

Financial and foreign exchange gain, net	(77,147)	—	(77,147)

Loss before income taxes	(15,866,786)	(2,389,083)	(18,255,869)

Income tax benefit (expense)	—	—	—

Net loss	$(15,866,786)	$(2,389,083)	$(18,255,869)

	Year Ended December 31,
	2021	Restatement	2021
	As Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(15,866,786)	$(2,389,083)	$(18,255,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software	107,931	—	107,931
Long-term incentive plan expense	150,099	—	150,099
Changes in operating assets and liabilities:
Other assets	(17,030)	(6,253,257)	(6,270,287)
Related party receivable	(220,000)	—	(220,000)
Accounts payable	30,653	—	30,653
Related party payable	—	8,642,340	8,642,340
Other payables	929,123	—	929,123
Net cash used in operating activities	(14,886,010)	—	(14,886,010)
Cash flows from financing activities:
Transfer from Parent	14,262,533	—	14,262,533
Capital contribution	15,000,000	—	15,000,000
Net cash provided by financing activities	29,262,533	—	29,262,533

Increase (decrease) in cash and cash equivalents	14,376,523	—	14,376,523

Cash and cash equivalents at the beginning of the period	—	—	—
Cash and cash equivalents at the end of the period	$14,376,523	$—	$14,376,523

Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	$784,241	$—	$784,241